Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivables.
Change in the allowance for doubtful accounts

	Year Ended December 31,
	2020	2019
	(€ in thousands)
Balance at beginning of period	187	383
Provisions	52	38
Write-offs	(26)	(102)
Release to income	(30)	(132)
Balance at end of period	183	187